SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Basic salaries, allowances and all benefits-in-kind	$ 2,177,385	$ 1,616,693	$ 1,514,495
Pension costs - defined contribution plans	14,913	6,924	7,308
Share-based payments	3,220,923	782,338	1,324,067
Key management compensation	$ 5,413,221	$ 2,405,955	$ 2,845,870